FT Vest Bitcoin Strategy Floor15 ETF - January (BFJA)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 2.9%
26,291	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (a)	$26,291
	(Cost $26,291)
	Total Investments — 2.9%	26,291
	(Cost $26,291)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,486.4%
	Call Options Purchased — 4.4%
47	Cboe Mini Bitcoin U.S. ETF Index	$751,906	$245.04	01/08/27	40,229
65	S&P 500® Mini Index	4,243,525	2,610.53	01/08/27	0
	Total Call Options Purchased				40,229
	(Cost $151,881)
	Put Options Purchased — 1,482.0%
47	Cboe Mini Bitcoin U.S. ETF Index	751,906	181.12	01/08/27	180,377
65	S&P 500® Mini Index	4,243,525	2,784.56	01/08/27	13,325,524
	Total Put Options Purchased				13,505,901
	(Cost $13,032,283)
	Total Purchased Options				13,546,130
	(Cost $13,184,164)
WRITTEN OPTIONS — (1,389.2)%
	Call Options Written — (3.0)%
(47)	Cboe Mini Bitcoin U.S. ETF Index	(751,906)	272.87	01/08/27	(27,633)
(65)	S&P 500® Mini Index	(4,243,525)	2,784.56	01/08/27	(0)
	Total Call Options Written				(27,633)
	(Premiums received $114,338)
	Put Options Written — (1,386.2)%
(47)	Cboe Mini Bitcoin U.S. ETF Index	(751,906)	245.04	01/08/27	(403,281)
(65)	S&P 500® Mini Index	(4,243,525)	2,610.53	01/08/27	(12,229,559)
	Total Put Options Written				(12,632,840)
	(Premiums received $12,094,942)
	Total Written Options				(12,660,473)
	(Premiums received $12,209,280)
	Net Other Assets and Liabilities — (0.1)%				(623)
	Net Assets — 100.0%				$911,325

(a)	Rate shown reflects yield as of March 31, 2026.

FT Vest Bitcoin Strategy Floor15 ETF - January (BFJA)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$26,291	$26,291	$—	$—
Purchased Options	13,546,130	—	13,546,130	—
Total	$13,572,421	$26,291	$13,546,130	$—

LIABILITIES TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(12,660,473)	$—	$(12,660,473)	$—

FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.3%
18,400	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (a)	$18,400
	(Cost $18,400)
	Total Investments — 1.3%	18,400
	(Cost $18,400)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,327.4%
	Call Options Purchased — 20.9%
90	Cboe Mini Bitcoin U.S. ETF Index	$1,439,820	$183.98	04/09/27	301,500
101	S&P 500® Mini Index	6,593,785	2,436.71	04/09/27	1,010
	Total Call Options Purchased				302,510
	(Cost $302,840)
	Put Options Purchased — 1,306.5%
90	Cboe Mini Bitcoin U.S. ETF Index	1,439,820	135.98	04/09/27	229,050
101	S&P 500® Mini Index	6,593,785	2,599.16	04/09/27	18,647,529
	Total Put Options Purchased				18,876,579
	(Cost $18,876,909)
	Total Purchased Options				19,179,089
	(Cost $19,179,749)
WRITTEN OPTIONS — (1,229.6)%
	Call Options Written — (16.3)%
(90)	Cboe Mini Bitcoin U.S. ETF Index	(1,439,820)	202.84	04/09/27	(235,530)
(101)	S&P 500® Mini Index	(6,593,785)	2,599.16	04/09/27	(101)
	Total Call Options Written				(235,631)
	(Premiums received $235,483)
	Put Options Written — (1,213.3)%
(90)	Cboe Mini Bitcoin U.S. ETF Index	(1,439,820)	183.98	04/09/27	(456,570)
(101)	S&P 500® Mini Index	(6,593,785)	2,436.71	04/09/27	(17,073,747)
	Total Put Options Written				(17,530,317)
	(Premiums received $17,529,987)
	Total Written Options				(17,765,948)
	(Premiums received $17,765,470)
	Net Other Assets and Liabilities — 0.9%				13,336
	Net Assets — 100.0%				$1,444,877

(a)	Rate shown reflects yield as of March 31, 2026.

FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$18,400	$18,400	$—	$—
Purchased Options	19,179,089	—	19,179,089	—
Total	$19,197,489	$18,400	$19,179,089	$—

LIABILITIES TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(17,765,948)	$—	$(17,765,948)	$—

FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 2.4%
78,612	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (a)	$78,612
	(Cost $78,612)
	Total Investments — 2.4%	78,612
	(Cost $78,612)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,573.2%
	Call Options Purchased — 0.5%
154	Cboe Mini Bitcoin U.S. ETF Index	$2,463,692	$293.20	06/30/26	14,952
288	S&P 500® Mini Index	18,802,080	2,320.73	06/30/26	0
	Total Call Options Purchased				14,952
	(Cost $370,436)
	Put Options Purchased — 1,572.7%
154	Cboe Mini Bitcoin U.S. ETF Index	2,463,692	216.72	06/30/26	882,500
288	S&P 500® Mini Index	18,802,080	2,475.44	06/30/26	51,811,154
	Total Put Options Purchased				52,693,654
	(Cost $50,485,178)
	Total Purchased Options				52,708,606
	(Cost $50,855,614)
WRITTEN OPTIONS — (1,475.5)%
	Call Options Written — (0.4)%
(154)	Cboe Mini Bitcoin U.S. ETF Index	(2,463,692)	334.66	06/30/26	(12,080)
(288)	S&P 500® Mini Index	(18,802,080)	2,475.44	06/30/26	(0)
	Total Call Options Written				(12,080)
	(Premiums received $298,192)
	Put Options Written — (1,475.1)%
(154)	Cboe Mini Bitcoin U.S. ETF Index	(2,463,692)	293.20	06/30/26	(2,020,937)
(288)	S&P 500® Mini Index	(18,802,080)	2,320.73	06/30/26	(47,401,727)
	Total Put Options Written				(49,422,664)
	(Premiums received $47,084,615)
	Total Written Options				(49,434,744)
	(Premiums received $47,382,807)
	Net Other Assets and Liabilities — (0.1)%				(2,048)
	Net Assets — 100.0%				$3,350,426

(a)	Rate shown reflects yield as of March 31, 2026.

FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$78,612	$78,612	$—	$—
Purchased Options	52,708,606	—	52,708,606	—
Total	$52,787,218	$78,612	$52,708,606	$—

LIABILITIES TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(49,434,744)	$—	$(49,434,744)	$—

FT Vest Bitcoin Strategy Floor15 ETF - October (BFOC)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.8%
139,750	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (a)	$139,750
	(Cost $139,750)
	Total Investments — 1.8%	139,750
	(Cost $139,750)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,604.9%
	Call Options Purchased — 1.0%
333	Cboe Mini Bitcoin U.S. ETF Index	$5,327,334	$311.13	09/30/26	75,828
618	S&P 500® Mini Index	40,346,130	2,493.68	09/30/26	0
	Total Call Options Purchased				75,828
	(Cost $817,286)
	Put Options Purchased — 1,603.9%
333	Cboe Mini Bitcoin U.S. ETF Index	5,327,334	229.97	09/30/26	2,373,674
618	S&P 500® Mini Index	40,346,130	2,659.92	09/30/26	120,955,757
	Total Put Options Purchased				123,329,431
	(Cost $118,217,630)
	Total Purchased Options				123,405,259
	(Cost $119,034,916)
WRITTEN OPTIONS — (1,506.6)%
	Call Options Written — (0.8)%
(333)	Cboe Mini Bitcoin U.S. ETF Index	(5,327,334)	347.55	09/30/26	(62,544)
(618)	S&P 500® Mini Index	(40,346,130)	2,659.92	09/30/26	(0)
	Total Call Options Written				(62,544)
	(Premiums received $677,593)
	Put Options Written — (1,505.8)%
(333)	Cboe Mini Bitcoin U.S. ETF Index	(5,327,334)	311.13	09/30/26	(4,899,452)
(618)	S&P 500® Mini Index	(40,346,130)	2,493.68	09/30/26	(110,888,272)
	Total Put Options Written				(115,787,724)
	(Premiums received $110,322,321)
	Total Written Options				(115,850,268)
	(Premiums received $110,999,914)
	Net Other Assets and Liabilities — (0.1)%				(5,509)
	Net Assets — 100.0%				$7,689,232

(a)	Rate shown reflects yield as of March 31, 2026.

FT Vest Bitcoin Strategy Floor15 ETF - October (BFOC)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$139,750	$139,750	$—	$—
Purchased Options	123,405,259	—	123,405,259	—
Total	$123,545,009	$139,750	$123,405,259	$—

LIABILITIES TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(115,850,268)	$—	$(115,850,268)	$—

FT Vest Bitcoin Strategy & Target Income ETF (DFII)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
145,405	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (a)	$145,405
	(Cost $145,405)
	Total Investments — 0.8%	145,405
	(Cost $145,405)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,744.4%
	Call Options Purchased — 0.7%
1,106	Cboe Mini Bitcoin U.S. ETF Index	$17,693,788	$240.01	06/30/26	115,024
1,625	S&P 500® Mini Index	106,088,125	2,436.71	06/30/26	11,375
	Total Call Options Purchased				126,399
	(Cost $131,143)
	Put Options Purchased — 1,743.7%
1,625	S&P 500® Mini Index	106,088,125	2,599.16	06/30/26	312,838,500
	(Cost $312,841,422)
	Total Purchased Options				312,964,899
	(Cost $312,972,565)
WRITTEN OPTIONS — (1,646.8)%
	Call Options Written — (0.4)%
(126)	Cboe Mini Bitcoin U.S. ETF Index	(2,015,748)	155.74	04/02/26	(66,528)
(1,625)	S&P 500® Mini Index	(106,088,125)	2,599.16	06/30/26	(1,625)
	Total Call Options Written				(68,153)
	(Premiums received $54,337)
	Put Options Written — (1,646.4)%
(1,106)	Cboe Mini Bitcoin U.S. ETF Index	(17,693,788)	240.01	06/30/26	(8,696,478)
(1,625)	S&P 500® Mini Index	(106,088,125)	2,436.71	06/30/26	(286,695,500)
	Total Put Options Written				(295,391,978)
	(Premiums received $295,387,234)
	Total Written Options				(295,460,131)
	(Premiums received $295,441,571)
	Net Other Assets and Liabilities — 1.6%				291,592
	Net Assets — 100.0%				$17,941,765

(a)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$145,405	$145,405	$—	$—
Purchased Options	312,964,899	—	312,964,899	—
Total	$313,110,304	$145,405	$312,964,899	$—

FT Vest Bitcoin Strategy & Target Income ETF (DFII)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(295,460,131)	$—	$(295,460,131)	$—

First Trust Exchange-Traded Fund
Additional Information
March 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.